Schedule of Accumulated Depreciation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and depletion expense	$ 301	$ 293	$ 303
Accumulated depreciation	$ 3,579	$ 3,414		$ 3,660